Note 8 - Common Stock - Outstanding Stock Purchase Warrants (Details) - Scenario, Unspecified [Domain] - $ / shares	Dec. 31, 2014
Warrants Expiration 1[Member]
Number of Shares (in shares)	1,806,159
Weighted Average Exercise Price (in dollars per share)	$ 1
Warrants Expiration 2 [Member]
Number of Shares (in shares)	45,000
Weighted Average Exercise Price (in dollars per share)	$ 1
Warrants Expiration 3 [Member]
Number of Shares (in shares)	567,001
Weighted Average Exercise Price (in dollars per share)	$ 1
Warrants Expiration 4 [Member]
Number of Shares (in shares)	2,690,666
Weighted Average Exercise Price (in dollars per share)	$ 0.35
Number of Shares (in shares)	5,108,826
Weighted Average Exercise Price (in dollars per share)	$ 0.66